Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share - Table of Equity Shares Used in Computation of Basic and Diluted Earnings Per Equity Share (Details) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Basic earnings per equity share - weighted average number of equity shares outstanding (1)(2)	2,255,332,322	2,285,639,447	2,285,616,160
Effect of dilutive common equivalent shares - share options outstanding	2,241,548	757,298	102,734
Diluted earnings per equity share - weighted average number of equity shares and common equivalent shares outstanding	2,257,573,870	2,286,396,745	2,285,718,894